Credit Lines	12 Months Ended
Dec. 31, 2023
Long-term Debt, Unclassified [Abstract]
Credit Lines
Note 9 - Credit Lines

In March 2013, the Company was provided with a revolving Credit Facility by four financial institutions. The Credit Facility was renewed and amended several times during the past years according to Company's needs and financial position.

In June 2023, the Company signed an amendment to the Credit Facility in the frame of which the Credit Facility was extended by an additional 1 year till June 30, 2024. This amendment included an increase of $9,800 thousand to $72,000 thousand to the Credit Facility for loans and a decrease of $11,914 thousand to the bank guarantees credit lines to $45,886 thousand. In December 2023, in connection with the acquisition of Siklu, the company signed the latest amendment to the agreement in which it obtained the approval of the syndication to carry out Siklu's acquisition, added additional bank to the syndication agreement and increased the Credit Facility for loans by $5,000 thousand to $77,000 thousand with no change in the guarantees credit lines so that the total credit facilities for bank guarantees and for loans will be $122,886 thousand.

As of December 31, 2023, the Company has utilized $32,600 thousand of the $77,000 thousand available under the Credit Facility for short-term loans. During 2023, the credit lines carried interest rates in the range of 7.8% and 8.1%.

The Credit Facility is secured by a floating charge over all Company assets as well as several customary fixed charges on specific assets.

Repayment could be accelerated by the financial institutions in certain events of default, including in insolvency events, failure to comply with financial covenants or an event in which a current or future shareholder acquires control (as defined under the Israel Securities Law) of the Company.

The credit agreement contains financial and other covenants requiring that the Company maintains, among other things, minimum shareholders' equity value and financial assets, a certain ratio between its shareholders' equity (excluding total intangible assets and goodwill) and the total value of its assets (excluding total intangible assets and goodwill) on its balance sheet, a certain ratio between its net financial debt to each of its working capital and accounts receivable. As of December 31, 2023 and 2022, the Company met all of its covenants.